ASSET RETIREMENT OBLIGATION (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 CAD ($)
ASSET RETIREMENT OBLIGATION
Opening balance	$ 621
New obligations	383
Accretion expense	5
Ending balance	$ 1,009
Discount rate used (in percent)	3.62%
Term of completion of reclamation work (in years)	28 years